Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Income Taxes description	The Chinese subsidiary is subject to a progressive tax rate in China of 2.5% up to taxable income of one million RMB, 5% on taxable income between one million RMB to three million RMB and 25% on taxable income higher than three million RMB, for the year ended December 31, 2023 and 2022.
Valuation allowances (in Dollars)	$ 18,753	$ 17,310
ISRAEL
Taxes on Income [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Accumulated tax loss carryforward (in Dollars)	$ 80,906
U.S. [Member]
Taxes on Income [Line Items]
Corporate tax rate	21.00%	21.00%	21.00%
Chinese Subsidiary [Member]
Taxes on Income [Line Items]
Income Taxes description	The Chinese subsidiary is subject to a progressive tax rate in China of 2.5% up to taxable income of one million RMB, 10% on taxable income between one million RMB to three million RMB and 25% on taxable income higher than three million RMB, for the year ended December 31, 2021.